Commitments & Contingencies (Details) - USD ($)												1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2024	Dec. 22, 2023	Sep. 07, 2023	Jul. 21, 2023	Jul. 03, 2023	Apr. 18, 2023	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2020	Jul. 31, 2020	Mar. 31, 2019	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018	Aug. 23, 2023	Apr. 24, 2023	May 24, 2021
Commitments & Contingencies [Line Items]
Shares of common stock (in Shares)															13
License fee paid amount												$ 455,000
License milestone payment due										$ 175,000
Milestone payment due									$ 175,000
Extension fee									$ 100,000						$ 100,000
Technology rights																	$ 70,000
Final payment													$ 60,000
Net Product percentage															0.75%
Expiration period															3 years
Fee paid															$ 25,000
Shares issued (in Shares)															74,227
Required to pay															$ 25,000
Payment of milestone fees															50,000
Regulatory clearance															$ 25,000
Potential license										$ 25,000
Financial revenue											$ 10,000,000
License maintenance fees description															In addition to the annual license maintenance fees outlined above, we will pay Stanford royalties on Net Sales (as such term is defined in the February 2020 License Agreement) during the of the term of the agreement as follows: 4% when Net Sales are below or equal to $5 million annually or 6% when Net Sales are above $5 million annually.
Asset purchase agreement								$ 24,500,000
Loan								$ 14,500,000										$ 1,400,000	$ 1,060,000
Payments term								7 years
Accrued salary and wages						$ 122,292
Initial Payment						32,576
Amount of damaged stock					$ 2,000,000
Accrued loss of potential liability					$ 1,600,000
Assumed payable														$ 154,480
Debt discount							$ 164,775								$ 2,194,773	$ 1,533,048
Unamortized discount															$ 458
Common stock par value (in Dollars per share)															$ 0.001	$ 0.001				$ 0.001
Preferred stock par value (in Dollars per share)															$ 0.001	0.001
Convertible preferred stock par value (in Dollars per share)							$ 18
License Agreement [Member]
Commitments & Contingencies [Line Items]
Net Product percentage															1.50%
2021 through 2024 [Member]
Commitments & Contingencies [Line Items]
Maintenance fee															$ 40,000
2025 [Member]
Commitments & Contingencies [Line Items]
Maintenance fee															$ 60,000
Employment Contracts [Member]
Commitments & Contingencies [Line Items]
Base compensation						385,000
Asset Purchase Agreement [Member]
Commitments & Contingencies [Line Items]
Cash								$ 10,000,000
Common Stock [Member]
Commitments & Contingencies [Line Items]
Shares issued (in Shares)															10
Series E-1 Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Common stock par value (in Dollars per share)															$ 0.0001
Series A-1 Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Aggregate shares (in Shares)															2,327
Preferred stock par value (in Dollars per share)															$ 0.001
Convertible preferred shares amount				$ 22,277,233
Series F-1 Convertible Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Aggregate shares (in Shares)				22,280
Series A-1 Convertible Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Preferred stock par value (in Dollars per share)															$ 0.001	$ 0.001
Convertible preferred stock par value (in Dollars per share)				$ 0.001
GRA [Member]
Commitments & Contingencies [Line Items]
Ownership interest percentage								50.00%
Agility Inc [Member]
Commitments & Contingencies [Line Items]
Ownership interest percentage								50.00%
Mr. Shatzkes [Member] | Employment Contracts [Member]
Commitments & Contingencies [Line Items]
Base compensation						$ 290,000
Forecast [Member]
Commitments & Contingencies [Line Items]
License milestone payment due	$ 500,000	$ 500,000	$ 100,000
EvoFem Merger Agreement [Member]
Commitments & Contingencies [Line Items]
Notes payable															$ 13,000,000
Assumed payable															154,480
Debt discount															1,826,250
Unamortized discount															$ 1,633,389
Issued and outstanding shares of common stock (in Dollars per share)															$ 0.0001
Aggregate shares (in Shares)															610,000
Common stock par value (in Dollars per share)															$ 0.001
EvoFem Merger Agreement [Member] | Series E-1 Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Preferred stock par value (in Dollars per share)															$ 0.0001
EvoFem Merger Agreement [Member] | Series A-1 Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Aggregate shares (in Shares)															2,327
Preferred stock par value (in Dollars per share)															$ 0.001
Evofem Exchange Agreement [Member] | Series F-1 Convertible Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Aggregate shares (in Shares)				22,280